                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended September 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       100 Crescent Court, Suite 850, Dallas, TX 75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  /s/ D. Blair Baker            Dallas, Texas          November 4, 2002
  --------------------          -------------          ----------------


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                48
                                                  -------

Form 13F Information Table Value Total:           $53,453     (in thousands)
                                                  -------



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH        COM        00437V104       238          5,000    SH               SOLE                    5,000
 INC
ADVANCED AUTO         COM        00751Y106     1,529         29,000    SH               SOLE                   29,000
 PARTS INC
AFFILIATED            CL A       008190100     1,277         30,000    SH               SOLE                   30,000
 COMPUTER
 SERVICES

ALLIANCE GAMING       COM        01859P609     1,546        100,000    SH               SOLE                  100,000
 CORP                 NEW

AMEREN CORP           COM        023608102     1,666         40,000    SH               SOLE                   40,000
AMPHENOL CORP NEW     CL A       032095101       468         15,100    SH               SOLE                   15,100
BARNESANDNOBLE        CL A       067846105     1,593         75,300    SH               SOLE                   75,300
 COM INC
BELO CORP COM         COM        08055105      1,203         55,000    SH               SOLE                   55,000
                      SER A
CAREER EDUCATION      COM        141665109     2,261         47,100    SH               SOLE                   47,100
 CORP
CAREMARK RX INC       COM        141705103       666         39,200    SH               SOLE                   39,200
CELADON GROUP INC     COM        150838100       347         31,300    SH               SOLE                   31,300
CHARTER               NOTE       16117MAB3       950      1,900,000    PRN              SOLE                1,900,000
 COMMUNICATIONS    5.750%10/1
 INC D
CHICAGO BRIDGE &      NY         167250109     1,632         68,000    SH               SOLE                   68,000
 IRON CO N V          REGISTRY
                      SH
CLEAR CHANNEL         COM        184502102       698         20,100    SH               SOLE                   20,100
 COMMUNICATIONS
CORINTHIAN            COM        218868107       566         15,000    SH               SOLE                   15,000
 COLLEGES INC
DOUBLECLICK INC       COM        258609304     1,028        200,000    SH               SOLE                  200,000
E TRADE GROUP INC     COM        269246104       401         90,000    SH               SOLE                   90,000
ELLIS PERRY INTL      COM        288853104       330         30,000    SH               SOLE                   30,000
 INC
ERESEARCH-            COM        29481V108     2,583        140,000    SH               SOLE                  140,000
 TECHNOLOGY INC
HARMAN INTL INDS      COM        413086109     3,633         70,200    SH               SOLE                   70,200
 INC
HOLLYWOOD ENTMT       COM        436141105       595         41,000    SH               SOLE                   41,000
 CORP
HOTELS COM            COM        44147T108     1,265         25,000    SH               SOLE                   25,000
INSIGHT               COM        45765U103       508         50,000    SH               SOLE                   50,000
 ENTERPRISES INC
INVERESK RESH         COM        461238107       302         16,000    SH               SOLE                   16,000
 GROUP INC
LABATORY CORP         COM        50540R409     1,689         50,000    SH               SOLE                   50,000
 AMER HLDGS           NEW
MERIDIAN MED          COM        589658103     1,896         52,000    SH               SOLE                   52,000
 TECHNOLOGIES IN
MICHAELS STORES       COM        594087108     1,015         22,200    SH               SOLE                   22,200
 INC
MID ATLANTIC MED      COM        59523C107     2,896         80,000    SH               SOLE                   80,000
 SVCS INC
MONARCH CASINO &      COM        609027107       786         59,000    SH               SOLE                   59,000
 RESORT INC
MOORE LTD             COM        615785102       490         50,000    SH               SOLE                   50,000
NEOWARE SYS INC       COM        64065P102     1,348         97,000    SH               SOLE                   97,000
NETFLIX COM INC       COM        64110L106       485         50,000    SH               SOLE                   50,000
NEXTEL                CL A       65332V103       840          1,400    SH               SOLE                    1,400
 COMMUNICATIONS
 INC
ODYSSEY               COM        67611V101       719         24,000    SH               SOLE                   24,000
 HEALTHCARE INC
OFFICE DEPOT INC      COM        676220106       864         70,000    SH               SOLE                   70,000
PIER 1 IMPORTS        COM        720279108     1,106         58,000    SH               SOLE                   58,000
 INC
PINNACLE SYS INC      COM        723481107     1,404        130,000    SH               SOLE                  130,000
PRACTICEWORKS INC     COM        739419109     2,768        160,000    SH               SOLE                  160,000
RADIOLOGIX INC        COM        75040K109       384         60,000    SH               SOLE                   60,000
REEBOK INTL LTD       COM        75811O100       501         20,000    SH               SOLE                   20,000
ROYAL CARIBBEAN       COM        V7780T103       669         42,000    SH               SOLE                   42,000
 CRUISES LTD
SERENA SOFTWARE       COM        817492101       420         35,000    SH               SOLE                   35,000
 INC
SOFTNET SYS IN        COM        833964109       320        139,000    SH               SOLE                  139,000
STAMPS COM INC        COM        852857101       824        194,700    SH               SOLE                  194,700
TRIAD HOSPITALS       COM        89579K109     1,822         48,000    SH               SOLE                   48,000
 INC
UNITEDHEALTH          COM        91324P102     2,477         28,400    SH               SOLE                   28,400
 GROUP INC
VALENCE               COM        918914102       124        174,800    SH               SOLE                  174,800
 TECHNOLOGY INC
ZIX CORP              COM        98974P100       321         83,500    SH               SOLE                   83,500